Deferred Tax and Income Tax (Details) - Schedule of Income Tax for Other Jurisdictions - USD ($)		6 Months Ended			18 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 30, 2020	Jun. 30, 2021
Schedule of Income Tax For Other Jurisdictions [Abstract]
Loss before tax		$ (52,023,422)	$ (4,526,905)	$ (320,524)	$ (1,986,814)
Corporate tax rate		15.00%	19.00%	19.00%	19.00%
Income tax (benefit)/expense		$ 7,803,513	$ 860,112	$ 60,900	$ 377,495
Effect of difference tax rates subsidiaries operating in other jurisdictions		428,506
Tax losses	[1]	(1,631,947)	(860,112)	(60,900)	(377,495)
Non-deductible expenses - listing cost		(6,405,759)
Net gain on inflation effect on monetary items		52,914
Income tax inflation adjustment		(35,826)
Others		23,141
Tax benefit for the year		$ 234,542

[1]	Deferred tax assets have not been recognized, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.